PRIVATE PLACEMENTS (Details Narrative) - Private Placement [Member] - shares		12 Months Ended
	Oct. 18, 2022	Dec. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Private sale of private placement units	394,000	394,000
Ordinary share conversion basis	Each Unit consists of one share of ordinary shares and one right to receive two-tenths (2/10) of one Ordinary Share upon the consummation of the Company’s initial business combination one right (“Public Right”)	Each TenX Unit consists of one share of ordinary shares and one right to receive two-tenths (2/10) of one Ordinary Share upon the consummation of the Company’s initial business combination one right (“Public Right”).